Expense Example {- Fidelity® Emerging Asia Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Emerging Asia Fund - Fidelity Emerging Asia Fund-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248